Other Non-Current Assets - Summary of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepayment to acquire a building	[1]			¥ 404,725
Employee loans	[2]	¥ 30,702		28,902
Rental deposits	[3]	5,245		9,735
Others		4,216		1,266
Total		¥ 40,163	$ 6,302	¥ 444,628

[1]	The amount represented the prepayment made in 2018 for a building (Building D) in Wuhan. In March 2021, Building D was completed for intended use and the prepayment was transferred to property and equipment (Note 6) and relevant input VAT.
[2]	In 2019, the Group approved an employee benefit program under which eligible employees can apply for loans from the Group at prevailing interest rates. Upon maturity, the loans can be repaid by cash or the Company's ordinary shares held by those employees based on prevailing market price at the settlement date.
[3]	The amount represented office and enrollment centers’ rental deposits under the lease contracts, which are not refundable within one year.